Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash	$ 12,713,338	$ 20,347,501
Accounts receivable, net	197,774	257,617
Contract assets	613,081	333,314
Prepayments and other current assets	1,079,672	1,022,309
TOTAL CURRENT ASSETS	14,619,882	22,115,688
Property and equipment, net	324,894	344,028
Prepayments and other non-current assets	469,192	978,870
Long-term investments	4,598,861
Operating lease right-of-use assets, net	1,549,527
TOTAL ASSETS	21,562,356	23,438,586
CURRENT LIABILITIES:
Short-term bank loans	218,417
Long-term bank loans - current portion		933,436
Accounts payable	1,037,146	665,397
Deferred revenue	3,273,580	4,435,393
Accrued expenses and other liabilities	726,768	2,156,251
Refund liabilities	313,478	237,691
Loan from third parties	141,289	295,213
Operating lease liabilities, current	443,301
Taxes payable	4,240,261	3,845,303
TOTAL CURRENT LIABILITIES	10,394,240	12,568,684
Operating lease liabilities-non-current	1,143,579
Long-term bank loans - non-current portion	3,407,304	2,094,610
Long-term loan from third party	43,683	42,173
TOTAL LIABILITIES	15,014,548	14,705,467
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares value
Additional paid in capital	19,468,026	17,643,391
Statutory reserves	1,075,385	964,363
Accumulated deficit	(12,791,956)	(9,006,610)
Accumulated other comprehensive loss	(1,163,726)	(817,948)
TOTAL SHAREHOLDERS’ EQUITY	6,597,272	8,792,374
Non-controlling interests	(49,464)	(59,255)
TOTAL EQUITY	6,547,808	8,733,119
TOTAL LIABILITIES AND EQUITY	21,562,356	23,438,586
Class A Ordinary Shares
EQUITY
Ordinary shares value	7,528	7,163
Class B Ordinary Shares
EQUITY
Ordinary shares value	2,015	2,015
Related Party
CURRENT ASSETS:
Accounts receivable, net	16,017	54,825
Due from a related party		100,122
CURRENT LIABILITIES:
Due to a related party	$ 25,742